Fees and Expenses	Jun. 30, 2025
Palmer Square Credit Opportunities ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses* (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses*
(expenses that you pay as a percentage of the value of your investment)
Management fees	0.50%
Other expenses	0.00%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.52%

____________

*        The Investment Advisory Agreement provides that the investment advisor will pay, or require a sub-advisor or affiliate to pay, all operating expenses of the Fund except for advisory and sub-advisory fees, excluding interest charges, loan commitment fees and other fees and expenses on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution and shareholder servicing fees, and the Fund’s share of litigation expenses and other non-routine or extraordinary expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$53	$167	$291	$653

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	100.00%
Palmer Square CLO Senior Debt ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses* (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses*
(expenses that you pay as a percentage of the value of your investment)
Management fees	0.20%
Other expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.21%

____________

*        The Investment Advisory Agreement provides that the investment advisor will pay, or require a sub-advisor or affiliate to pay, all operating expenses of the Fund except for advisory and sub-advisory fees, excluding interest charges, loan commitment fees and other fees and expenses on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution and shareholder servicing fees, and the Fund’s share of litigation expenses and other non-routine or extraordinary expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$22	$68	$118	$268

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	68.00%
Palmer Square CLO Debt ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses* (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses*
(expenses that you pay as a percentage of the value of your investment)
Management fees	0.45%
Other expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.45%

____________

*        The Investment Advisory Agreement provides that the investment advisor will pay, or require a sub-advisor or affiliate to pay, all operating expenses of the Fund except for advisory and sub-advisory fees, excluding interest charges, loan commitment fees and other fees and expenses on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution and shareholder servicing fees, and the Fund’s share of litigation expenses and other non-routine or extraordinary expenses.

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years
$46	$144

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly offered, portfolio information is not available.